Related Party Transactions (Details 1) - USD ($)		3 Months Ended		9 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2021
Interest expense		$ 115,000	$ 52,000	$ 314,000	$ 166,000
Accounts payable			676,652		676,652	$ 6,351,857		$ 2,810
Accounts receivable		18,152,000		18,152,000			$ 13,416,000
Interest payable (classified under other current liabilities)			42,267		42,267	$ 62,267		$ 11,501
Aeries Financial Technologies Private Limited [Member]
Cost sharing arrangements	[1]	42,000	40,000	143,000	115,000
Interest income	[2],[3]	43,000	60,000	123,000	112,000
Accounts receivable	[1]	8,000		8,000			9,000
Investment in 0.001% Series-A Redeemable preference share	[3]	903,000		903,000			803,000
Loans to affiliates (classified under other assets)	[2]	105,000		105,000			106,000
Bhanix Finance And Investment Limited [Member]
Cost sharing arrangements	[1]	27,000	2,000	87,000	84,000
Corporate guarantee commission			3,000	2,000	9,000
Accounts receivable	[1]	51,000		51,000			86,000
Aeries Technology Products And Strategies Private Limited [Member]
Corporate guarantee expense	[4]		4,000	2,000	11,000
Interest expense	[5]	7,000		21,000	1,000
Interest income	[3],[6]	24,000	21,000	77,000	64,000
Office management and support services expense	[7]	1,000	8,000	76,000	13,000
Accounts payable	[7]						29,000
Accounts receivable		1,000		1,000
Interest payable (classified under other current liabilities)	[5]	9,000		9,000			1,000
Interest receivable (classified under prepaid expenses and other current assets)	[6]	50,000		50,000			57,000
Investment in 10% Cumulative redeemable preference shares	[3]	784,000		784,000			761,000
Loans from affiliates	[5]	193,000		193,000
Loans to affiliates (classified under other assets)	[6]	337,000		337,000			335,000
Mr Vaibhav Rao [Member]
Interest expense	[8]	21,000	21,000	63,000	65,000
Loan from Members of immediate families	[8]	836,000		836,000			845,000
Ralak Consulting L L P [Member]
Legal and professional fees paid	[9]	133,000	78,000	346,000	302,000
Aark I I Pte Limited [Member]
Management consultancy service	[10]	737,000	346,000	2,439,000	949,000
Accounts receivable	[10]	483,000		483,000			1,084,000
T S L C Pte Limited [Member]
Management consultancy service	[10]	39,000		127,000
Accounts receivable	[10]	$ 159,000		$ 159,000			$ 259,000

[1]	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
[2]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
[3]	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
[4]	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,888 at the exchange rate in effect on December 31, 2023) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the nine month ended December 31, 2023.
[5]	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
[6]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
[7]	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
[8]	The Company obtained a loan at 10% interest rate from Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The principal amount of the loan was outstanding in entirety as of the nine month ended December 31, 2023 and 2022.
[9]	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP vide agreement dated April 01, 2022.
[10]	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.